SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of detailed information about segment reporting

	For the year ended December 31
	2022	2021	2020
	US Dollars in thousands
USA	60,270	36,887	23,676
Europe (excluding UK)	48,664	36,475	26,296
UK	21,931	16,577	11,097
Australia	17,235	12,672	7,975
Israel	14,129	10,764	5,826
Rest of the world	11,285	5,759	3,913
	173,514	119,134	78,783

Disclosure of detailed information about non-current assets, excluding deferred tax assets and financial assets
	For the year ended December 31
	2022	2021
	US Dollars in thousands
Israel	60,459	52,415
USA	6,863	4,799
Rest of the world	2,096	459
	69,418	57,673